Goodwill and Other Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Changes in Carrying Value of Goodwill by Reportable Segment
The following table presents changes in the carrying value of goodwill by reportable segment (in millions):

	Americas	EMEA-APAC	Total
Balance at January 1, 2012	$990.8	$804.3	$1,795.1
Acquisitions (Note 5)	21.9	37.9	59.8
Currency translation	1.8	20.4	22.2
Other	0.1	0.2	0.3
Balance at December 31, 2012	1,014.6	862.8	1,877.4
Acquisitions (Note 5)	13.9	9.1	23.0
Currency translation	(7.5)	33.6	26.1
Balance at December 31, 2013	$1,021.0	$905.5	$1,926.5

Gross Amount of Goodwill and Accumulated Impairment Losses by Reportable Segment
The following table presents the gross amount of goodwill and accumulated impairment losses by reportable segment (in millions):

	December 31, 2013			December 31, 2012
	Gross Carrying Amount	Accumulated Impairment Losses	Net Carrying Amount	Gross Carrying Amount	Accumulated Impairment Losses	Net Carrying Amount
Americas	$1,216.3	$195.3	$1,021.0	$1,209.9	$195.3	$1,014.6
EMEA-APAC	905.5	—	905.5	862.8	—	862.8
Total goodwill	$2,121.8	$195.3	$1,926.5	$2,072.7	$195.3	$1,877.4

Components of Other Intangible Assets
The following table presents the components of other intangible assets (in millions):

	December 31, 2013			December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortizable intangible assets:
Customer relationships	$1,494.2	$479.9	$1,014.3	$1,466.3	$391.7	$1,074.6
Chemical supply agreement	55.0	51.1	3.9	52.8	41.5	11.3
Other	35.4	18.9	16.5	33.7	15.5	18.2
Total amortizable intangible assets	1,584.6	549.9	1,034.7	1,552.8	448.7	1,104.1
Indefinite-lived intangible assets:
Trademarks and tradenames	689.8	—	689.8	683.1	—	683.1
Total other intangible assets	$2,274.4	$549.9	$1,724.5	$2,235.9	$448.7	$1,787.2

Amortization Expense	The following table presents amortization expense for each of the reporting periods (in millions):

	Year Ended December 31,
	2013	2012	2011
Amortization expense	$91.7	$89.9	$88.6

Schedule of Estimated Amortization Expense
The estimated amortization expense for each of the five succeeding years and thereafter is as follows (in millions):

Year ending December 31,
2014	$89.7
2015	84.6
2016	83.4
2017	82.4
2018	81.5
Thereafter	613.1
$1,034.7